BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
BUSINESS SEGMENTS

21.

BUSINESS SEGMENTS

A)

Business segment reporting - by product

The Company has two reportable business segments: Manufacturing and trading of bimetallic composite wire products and its related products (“Bimetallic Composite Wire Products”), and manufacturing of wiring equipment and leasing copper coated aluminum wire technology (“Wiring Equipment”).

The following tables set forth the Company’s two main segments:

	Bimetallic
	composite
	wire	Wiring	Corporate	Consolidated
	products	equipment	and other	Total
Year ended December 31, 2014
Product sales	$45,187,612	$1,082,117	$—	$46,269,729
	45,187,612	1,082,117	—	46,269,729

Cost of sales	(37,052,929)	(693,739)	—	(37,746,668)
	(37,052,929)	(693,739)	—	(37,746,668)
Gross profit	8,134,683	388,378	—	8,523,061

Selling and distribution expenses	(425,012)	(110,053)	—	(535,065)
Administrative and other expenses	(1,533,796)	(882,149)	(25,616)	(2,441,561)
Operating income/(loss)	6,175,875	(603,824)	(25,616)	5,546,435
Other income	250,918	18,815	32	269,765
Interest expenses	(1,014,244)	(263,607)	(450)	(1,278,301)

Income/(loss) before income taxes	5,412,549	(848,616)	(26,034)	4,537,899
Income tax expenses	(890,957)	(17,311)	—	(908,268)

Net income/(loss)	4,521,592	(865,927)	(26,034)	3,629,631

Total assets	$66,525,740	$11,080,097	$54,220	$77,660,057

	Bimetallic
	composite
	wire	Wiring	Corporate	Consolidated
	products	equipment	and other	Total
Year ended December 31, 2013
Product sales	$42,088,878	$1,569,950	$—	$43,658,828
	42,088,878	1,569,950	—	43,658,828

Cost of sales	(34,064,662)	(639,986)	—	(34,704,648)
	(34,064,662)	(639,986)	—	(34,704,648)
Gross profit	8,024,216	929,964	—	8,954,180

Selling and distribution expenses	(567,504)	(117,358)	—	(684,862)
Administrative and other expenses	(2,281,505)	(870,022)	(51,680)	(3,203,207)
Operating income/(loss)	5,175,207	(57,416)	(51,680)	5,066,111
Other income	241,273	162,943	1,191	405,407
Interest expenses	(1,154,916)	(116,374)	(5)	(1,271,295)

Income/(loss) before income taxes	4,261,564	(10,847)	(50,494)	4,200,223
Income tax expenses	(721,560)	(4,646)	—	(726,206)

Net income/(loss)	3,540,004	(15,493)	(50,494)	3,474,017

Total assets	$61,711,298	$13,254,548	$58,650	$75,024,496

	Bimetallic
	composite
	wire	Wiring	Corporate	Consolidated
	products	equipment	and other	Total
Year ended December 31, 2012
Product sales	$40,753,851	$1,884,266	$—	$42,638,117
	40,753,851	1,884,266	—	42,638,117

Cost of sales	(31,718,549)	(890,784)	—	(32,609,334)
	(31,718,549)	(890,784)	—	(32,609,334)
Gross profit	9,035,302	993,482	—	10,028,783

Selling and distribution expenses	(579,079)	(303,131)	(338)	(882,547)
Administrative and other expenses	(2,043,276)	(789,816)	(163,487)	(2,996,579)
Operating income/(loss)	6,412,947	(99,465)	(163,825)	6,149,657
Other income	393,585	52,669	569	446,823
Interest expenses	(875,612)	(74,274)	(16,914)	(966,800)

Income/(loss) before income taxes	5,930,920	(121,070)	(180,170)	5,629,680
Income tax expenses	(1,072,553)	(68,370)	—	(1,140,923)

Net income/(loss)	4,858,367	(189,440)	(180,170)	4,488,757

Total assets	$53,832,719	$9,372,561	$140,098	$63,345,378

B)

Business segment reporting - by geography

As its secondary segments, the Company reports two geographical areas, which are the main market areas: PRC and foreign market. There is no single foreign country market accounting for more than 10% of total revenues for the year ended December 31, 2014, 2013 and 2012, respectively.

The following tables set forth revenues from customers of products sold by geographic segment:

	For the Years Ended December 31,
	2014	2013	2012
Geographical information:
PRC	$40,129,549	$38,431,632	$34,002,646
Others	6,140,180	5,227,196	8,635,471
	$46,269,729	$43,658,828	$42,638,117